Current financial assets	6 Months Ended
Jun. 30, 2023
Current financial assets
Current financial assets

8. Current financial assets

These current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months and money market funds which do not qualify as cash equivalents.

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Money market funds	$113,215	$46,162
Term accounts	773,186	1,345,646
Total Current Financial Assets	$886,401	$1,391,808

Please also refer to note 18 for more information on the financial instruments.